The table below summarizes the movement of net deferred tax assets and liabilities: (Details) - CAD ($)	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
IfrsStatementLineItems [Line Items]
Tax losses carried forward	$ 3,940,741	$ 5,385,629	$ 5,385,629	$ 1,398,277
Financing and share issuance cost		14,551	14,551	14,551
Intangible assets and other	1,135,771	702,666	702,666
Intangible assets and other	(30,802,501)	(21,090,932)	(21,090,932)	(13,735,411)
Investments	(14,896)	(173,901)	(173,901)	(160,022)
Net deferred tax asset (liability)	(25,740,885)	$ (15,161,987)	(15,161,987)	$ (12,482,605)
Recognized In Net Loss [Member]
IfrsStatementLineItems [Line Items]
Tax losses carried forward	(2,065,439)		(412,552)
Financing and share issuance cost	(14,551)
Intangible assets and other	(673,525)		702,666
Intangible assets and other	3,728,197		(192,449)
Investments	159,005		(13,879)
Net deferred tax asset (liability)	1,133,687		83,786
Recognized In O C I [Member]
IfrsStatementLineItems [Line Items]
Tax losses carried forward
Financing and share issuance cost
Intangible assets and other	(60,616)
Intangible assets and other
Investments
Net deferred tax asset (liability)	(60,616)
Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Tax losses carried forward	620,551		4,399,904
Financing and share issuance cost
Intangible assets and other	1,167,246
Intangible assets and other	(13,439,766)		(7,163,072)
Investments
Net deferred tax asset (liability)	$ (11,651,969)		$ (2,763,168)